Related Party Transactions (Ergotron, Inc)	9 Months Ended	12 Months Ended
	Oct. 02, 2010	Dec. 31, 2009	Dec. 31, 2008
Ergotron, Inc
RELATED PARTY TRANSACTIONS

NOTE C —	RELATED PARTY TRANSACTIONS

Royalty and License Agreements

In April 1999, the Company entered into a royalty and license agreement with the majority stockholder of the Company. The Company obtained licenses for the use of patents owned by the majority stockholder until such time as the parties terminate their respective rights under the agreement. In return for the use of the patents, the Company pays royalties to the majority stockholder based on a percentage (0.50% for the first quarter in 2009, 0.75% for the second quarter of 2009 through the first quarter of 2010 and 1.5% beginning in the second quarter of 2010). Royalty fees charged to operations under this royalty agreement were $1,913,651 for the nine months ended October 2, 2010 and $745,710 for the nine months ended October 3, 2009.

NOTE K —	RELATED PARTY TRANSACTIONS

Royalty and License Agreements

In April 1999, the Company entered into a royalty and license agreement with the majority stockholder of the Company. The Company obtained licenses for the use of patents owned by the majority stockholder until such time as the parties terminate their respective rights under the agreement. In return for the use of the patents, the Company pays royalties to the majority stockholder based on a percentage (0.50% for the first quarter in 2009 and 0.75% for the remaining three quarters in 2009) of net product sales. Royalty fees charged to operations under this royalty agreement were $1,058,863 in 2009. Royalty payments will be based on a percentage of 1.5% of net product sales beginning in the second quarter of 2010.

NOTE L —	RELATED PARTY TRANSACTIONS

Royalty and License Agreements

In April 1999, the Company entered into a royalty and license agreement with the majority stockholder of the Company. The Company obtained licenses for the use of patents owned by the majority stockholder until such time as the parties terminate their respective rights under the agreement. In return for the use of the patents, the Company pays royalties to the majority stockholder based on a percentage (0.75% in 2008 and 2007) of net product sales. Royalty fees charged to operations under this royalty agreement were $1,083,153 in 2008 and $993,039 in 2007.